UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [  ];       Amendment Number:___
         This Amendment:               [  ] is a restatement
                                       [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Firsthand Capital Management, Inc.
Address:          125 South Market
                  Suite 1200
                  San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin M. Landis
Title:            President
Phone:            (408) 294-2200

Signature, Place, and Date of Signing

/s/ Kevin Landis                            San Jose, California       11/11/08
-----------------------------------         --------------------      ----------


Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1
                                            --------------------------

Form 13F Information Table Entry Total:                   65
                                            --------------------------

Form 13F Information Table Value Total:     $          337,428
                                            --------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. The Equitable Life Assurance Society (13F file number: 28-42)

                       Firsthand Capital Management, Inc.
                                    FORM 13F
                                  as of 9/30/08

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
Corning, Inc.                  Common Stock  219350105  $ 25,087    1,604,059   SH        SOLE              1,603,351            708
Cisco Systems, Inc.            Common Stock  17275R102  $ 19,422      860,900   SH        SOLE                860,320            580
Broadcom Corp. - A             Common Stock  111320107  $ 18,877    1,013,258   SH        SOLE              1,012,608            650
Intel Corp.                    Common Stock  458140100  $ 17,419      930,020   SH        SOLE                929,365            655
EMC Corp.                      Common Stock  268648102  $ 15,477    1,294,035   SH        SOLE              1,293,080            955
Netflix, Inc.                  Common Stock  64110L106  $ 13,896      450,000   SH        SOLE                450,000
Seagate Technology, Inc.       Common Stock  G7945J104  $ 13,561    1,118,901   SH        SOLE              1,118,081            820
Rambus, Inc.                   Common Stock  750917106  $ 13,191    1,026,500   SH        SOLE              1,026,500
Google, Inc.                   Common Stock  38259P508  $ 12,944       32,318   SH        SOLE                 32,285             33
L-1 Identity Solutions, Inc.   Common Stock  50212A106  $ 12,589      823,900   SH        SOLE                823,064            836
NICE-Systems, Ltd.             Common Stock  653656108  $ 12,496      458,730   SH        SOLE                458,430            300
Microsoft Corp.                Common Stock  594918104  $ 12,291      460,496   SH        SOLE                460,045            451
Suntech Power Holdings Co.,
     Ltd - ADR                 ADR           86800C104  $ 12,163      339,080   SH        SOLE                338,690            390
VeriFone Holdings, Inc.        Common Stock  92342Y109  $ 10,131      612,485   SH        SOLE                612,485
China Mobile Hong Kong Ltd.    Common Stock  16941M109  $  9,326      186,230   SH        SOLE                186,000            230
Nokia Corp. - ADR              ADR           654902204  $  9,303      498,795   SH        SOLE                498,200            595
Apple, Inc.                    Common Stock  037833100  $  8,877       78,100   SH        SOLE                 78,000            100
Activision Blizzard, Inc.      Common Stock  00507V109  $  8,543      553,645   SH        SOLE                553,200            445
Intevac, Inc.                  Common Stock  461148108  $  8,424      791,700   SH        SOLE                791,700
Texas Instruments, Inc.        Common Stock  882508104  $  6,073      282,474   SH        SOLE                282,153            321
Clearwire Corp.                Common Stock  185385309  $  5,928      499,000   SH        SOLE                499,000
Koninklijke (Royal) Philips
     Electronics N.V.          Common Stock  500472303  $  5,151      189,015   SH        SOLE                188,785            230
Echelon Corp.                  Common Stock  27874N105  $  4,827      488,600   SH        SOLE                488,600
Itron, Inc.                    Common Stock  465741106  $  4,477       50,565   SH        SOLE                 50,565
Techwell, Inc.                 Common Stock  87874D101  $  4,288      454,700   SH        SOLE                454,700
Akamai Technologies, Inc.      Common Stock  00971T101  $  4,034      231,300   SH        SOLE                231,300
Omniture, Inc.                 Common Stock  68212S109  $  3,957      215,546   SH        SOLE                215,546
Newport Corp.                  Common Stock  651824104  $  3,848      357,000   SH        SOLE                357,000
Mobile TeleSystems - ADR       ADR           607409109  $  3,825       68,300   SH        SOLE                 68,300
Marvell Technology Group Ltd.  Common Stock  G5876H105  $  3,682      395,900   SH        SOLE                395,900
Trina Solar Limited - Spon
     ADR                       Common Stock  89628E104  $  3,658      159,400   SH        SOLE                159,400
Alvarion Ltd.                  Common Stock  M0861T100  $  3,471      597,335   SH        SOLE                597,335
Chartered Semiconductor
     Manufacturing, Ltd.       ADR           16133R106  $  3,157    1,182,042   SH        SOLE              1,182,042
AuthenTec, Inc.                Common Stock  052660107  $  3,065    1,425,374   SH        SOLE              1,425,374
NVIDIA Corp.                   Common Stock  67066G104  $  2,835      264,700   SH        SOLE                264,700
Semiconductor Manufacturing
     International Corp.       Common Stock  81663N206  $  1,937    1,300,000   SH        SOLE              1,300,000
Equinix, Inc.                  Common Stock  29444U502  $  1,737       25,000   SH        SOLE                 25,000
SiRF Technology Holdings,
     Inc.                      Common Stock  82967H101  $  1,421      954,000   SH        SOLE                954,000
NeuStar, Inc.                  Common Stock  64126X201  $    863       43,400   SH        SOLE                 43,400
International Business
     Machines Corp.            Common Stock  459200101  $    842        7,200   SH        SOLE                  7,200
Suzlon Energy Ltd. - Merrill
     Warrant                   Common Stock  B0DX8R8    $    833      257,000   SH        SOLE                257,000
Shanda Interactive
     Entertainment, Ltd.       Common Stock  81941Q203  $    810       31,700   SH        SOLE                 31,700
Ctrip.com International, Ltd.  Common Stock  22943F100  $    764       19,800   SH        SOLE                 19,800
eBay, Inc.                     Common Stock  278642103  $    754       33,700   SH        SOLE                 33,700
Singapore Telecom - ADR        Common Stock  82929R304  $    680       30,300   SH        SOLE                 30,300
News Corp.                     Common Stock  65248E203  $    674       55,460   SH        SOLE                 55,460
CyberSource Corp.              Common Stock  23251J106  $    674       41,814   SH        SOLE                 41,814
ValueClick, Inc.               Common Stock  92046N102  $    576       56,300   SH        SOLE                 56,300
Monster Worldwide, Inc.        Common Stock  611742107  $    520       34,900   SH        SOLE                 34,900
Gmarket, Inc.                  Common Stock  38012G100  $    514       22,100   SH        SOLE                 22,100
Microvision, Inc.              Common Stock  594960106  $    495      255,100   SH        SOLE                255,100
Baidu.com, Inc.                Common Stock  056752108  $    472        1,900   SH        SOLE                  1,900
Comcast Corp. - Special CL A   Common Stock  20030N200  $    444       22,500   SH        SOLE                 22,500
Lenovo Group Ltd ADR           Common Stock  526250105  $    424       49,300   SH        SOLE                 49,300
LivePerson, Inc.               Common Stock  538146101  $    407      140,000   SH        SOLE                140,000
Power Integrations, Inc.       Common Stock  739276103  $    308       12,800   SH        SOLE                 12,800
Spreadtrum Communications,
     Inc.                      Common Stock  849415203  $    205       91,300   SH        SOLE                 91,300
GT Solar International, Inc.   Common Stock  3623E0209  $    205       18,900   SH        SOLE                 18,900
51job, Inc.                    Common Stock  316827104  $    151       16,400   SH        SOLE                 16,400
Energy Recovery, Inc.          Common Stock  29270J100  $    107       11,200   SH        SOLE                 11,200
Internap Network Services
     Corp.                     Common Stock  45885A300  $     83       23,715   SH        SOLE                 23,715
Orion Energy Systems, Inc.     Common Stock  686275108  $     79       14,000   SH        SOLE                 14,000
Aixtron AG - ADR               Common Stock  009606104  $     71       11,900   SH        SOLE                 11,900
Metalico, Inc.                 Common Stock  591176102  $     68       11,500   SH        SOLE                 11,500
U.S. Geothermal, Inc.          Common Stock  90338S102  $     19       10,500   SH        SOLE                 10,500
                                                    65  $337,428